Organization and Basis of Presentation - Schedule of VIEs and VIEs' Subsidiaries Included in Consolidated Balance Sheets and Statements of Comprehensive Loss (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2018 USD ($)
Current assets:
Cash and cash equivalents	¥ 4,586,405		¥ 733,010		$ 667,065
Short-term investments	6,061,832		779,916		881,657
Accounts receivable, net	2,889,234		2,235,384		420,222
Total current assets	19,853,443		5,700,528		2,887,563
Non-current assets:
Fixed assets, net	1,618,147		1,248,968		235,350
Long-term investments	2,572,040		567,887		374,088
Total non-current assets	24,906,255		14,500,371		3,622,464
Total assets	44,759,698		20,200,899		6,510,027
Current liabilities:
Accounts payable	10,162,366		7,041,304		1,478,055
Long-term loans, current portion	83,720		10,000		12,177
Others	935,910		429,345		136,122
Total current liabilities	19,812,356		11,625,612		2,881,587
Total non-current liabilities	6,791,779		292,687		987,823
Total liabilities	26,604,135		11,918,299		3,869,410
Revenues	24,989,116	$ 3,634,516	17,378,350	¥ 11,237,407
Net loss	(9,061,231)	(1,317,900)	(3,736,932)	(3,074,022)
Net cash provided by operating activities	2,884,186	419,489	4,011,784	2,612,121
Net cash used for investing activities	(20,949,094)	(3,046,918)	(10,660,674)	(6,663,100)
Net cash provided by/(used in) financing activities	23,474,959	3,414,292	6,561,110	3,411,766
Variable Interest Entities
Current assets:
Cash and cash equivalents	614,929		539,383		89,438
Short-term investments	763,310		407,169		111,019
Accounts receivable, net	2,426,175		2,161,893		352,873
Others	3,185,767		1,242,651		463,350
Total current assets	6,990,181		4,351,096		1,016,680
Non-current assets:
Fixed assets, net	840,609		821,156		122,262
Long-term investments	2,133,476		567,887		310,301
Others	10,664,091		6,333,338		1,551,027
Total non-current assets	13,638,176		7,722,381		1,983,590
Total assets	20,628,357		12,073,477		3,000,270
Current liabilities:
Accounts payable	5,285,801		4,275,803		768,788
Customer advances and deferred revenue	2,115,296		1,633,197		307,657
Long-term loans, current portion	56,000		10,000		8,145
Accrued expenses and other liabilities	3,218,856		2,333,864		468,163
Others	648,323		67,673		94,295
Total current liabilities	11,324,276		8,320,537		1,647,048
Total non-current liabilities	1,434,506		286,854		208,640
Amounts due to the Company and its subsidiaries	12,409,340		6,077,542		1,804,864
Total liabilities	25,168,122		14,684,933		$ 3,660,552
Revenues	22,982,783	3,342,707	16,389,778	10,756,372
Net loss	(2,749,657)	(399,921)	(609,387)	(2,026,863)
Net cash provided by operating activities	4,548,220	661,511	5,356,540	1,645,352
Net cash used for investing activities	(6,671,588)	(970,342)	(4,687,804)	(2,389,511)
Net cash provided by/(used in) financing activities	¥ 2,202,196	$ 320,296	¥ (848,300)	¥ 1,001,766